Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Increase (Decrease) in valuation allowances	$ (360)	$ (60)
Deferred income tax benefit		$ 40
Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	310,000
Available tax credit carry forwards	10,600
State
Income Taxes [Line Items]
Net operating loss carry-forwards	0
Available tax credit carry forwards	$ 100